Document and Entity Information	May 07, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001297996
Document Type	8-K
Document Period End Date	May 07, 2024
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-32336
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	5707 Southwest Parkway
Entity Address, Address Line Two	Building 1
Entity Address, Address Line Three	Suite 275
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	(737)
Local Phone Number	281-0101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE